Statement of cash flows - Summary of significant non-cash activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant non-cash activities [Abstract]
Investment conversion	₩ 0	₩ 0	₩ 32,239
Transfers from construction-in-progress to property and equipment	82,179	33,983	18,748
Transfers between property and equipment and investment property	16,678	9,554	73,773
Transfers between assets held for sale and property and equipment	2,442	101,757	1,022
Transfers between investment property and assets held for sale	6,057	83,664	2,238
Accounts payable for purchase of intangible assets, etc.	374,685	117,743	137,058
Transaction for right-of-use assets	₩ 299,672	₩ 293,590	₩ 289,995